SEMI-ANNUAL REPORT



                                    [PHOTO]


                                   SMITH BARNEY
                                   CALIFORNIA
                                   MUNICIPALS
                                   FUND INC.
                                   -----------------------------
                                   August 31, 1996


                                   SMITH BARNEY MUTUAL FUNDS
                      [LOGO]       INVESTING FOR YOUR FUTURE.
                                   EVERY DAY.

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.



DEAR SHAREHOLDER:
We are pleased to provide you with the semi-annual report for the Smith Barney California Municipals Fund Inc. for the six months ended August 31, 1996. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow in the semi-annual report.

FUND PERFORMANCE UPDATE
For the six months ended August 31, 1996, the Class A shares of the California Municipals Fund had a total return of 0.56%. In comparison, the Fund's Lipper Analytical Services, Inc. peer group average posted a total return of 0.05% for the same time period. (Lipper is an independent fund tracking organization.) Over the six-month period covered by this report, the Fund distributed dividends totaling $0.426 per share; based on its net asset value (NAV) of $15.97 as of August 31, 1996, this equates to an annualized distribution rate of 5.34%. For a California resident in the combined federal and state income tax bracket of 45.3%, the Fund's tax free yield of 5.34% is equivalent to a taxable yield of 9.19%.

MUNICIPAL BOND MARKET UPDATE
Although this has been a challenging period for the fixed income markets, the municipal bond market has outperformed the U.S. government bond market. In our view, this can be attributed to the modest supply of municipal bonds that have been issued. In recent months, investors have been seeking to reinvest proceeds of municipal bonds that have either matured or been called back into the municipal bond market. However, at the same time, the supply of new issues has been far below recent averages, and is very close to the low for the year. This increased demand combined with light supply has caused municipal bond prices to stay higher, and yields to remain conversely lower, relative to those of U.S. Treasury securities.

CALIFORNIA ECONOMIC HIGHLIGHTS
The California economy and California municipal bonds are back in an enviable position. Gone is the economic torpor of a few years ago, as well as the taint of Orange County's fiscal difficulties. One of the most notable improvements in

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

the California economy has been its strong employment gains. Although total employment still lags significantly behind California's pre-recessionary 1990 peak, the employment increases in the last two years have been impressive. The aerospace and defense industries were devastated by defense cutbacks and the relocation of several major companies to lower-cost states during the past six years. However, these job losses have been offset by significant gains in the entertainment, import, export and transportation industries. In our view, the employment patterns in California indicate that the state now has a more diversified and vibrant economy which is well on its way to stable growth. It was not too long ago that investors avoided bonds issued by local California municipalities. These issues are now in higher demand and in relatively short supply. The bottom line is that the California municipal market is benefiting from today's attractive rate structure and should more than hold its own in any rate environment as we move toward the late 1990's.

FUND'S INVESTMENT STRATEGY
The Smith Barney California Municipals Fund had maintained a more defensive investment strategy from the end of 1995 up until May of 1996. We purchased higher coupon issues and shortened maturities so that at the beginning of 1996 we were in a position to protect the Fund's NAV in a rather hostile market environment. We maintained this conservative position through the middle of May until the yield on the 30-year U.S. Treasury bond rose above 7.10% and yields on high grade long-term municipal bonds rose above 6.20%. At this point we changed the Fund's investment strategy because we believed it was time to lock in those yields as we became more positive on the market. Since May, every time municipal bond yields have risen even close to those levels, we have added to our existing high grade discount coupon positions because we feel the market at these rates is quite attractive. In addition, we have added issues with longer maturities. As of August 31, 1996, the Fund's average weighted maturity was 22.2 years versus 19.6 years on February 29, 1996.

The Smith Barney California Municipals Fund continues to focus on essential service revenue bonds, such as water and sewer, and transportation projects. Given the turnaround in the California economy we have become willing to purchase general obligation bonds that meet our investment criteria. However, due to the lack of supply of these types of issues in the marketplace, we still have not added any to the Fund.

As of August 31, 1996, approximately 94% of the Fund's holdings were rated investment grade (BBB/Baa and higher) by either Standard and Poor's Corporation or Moody's Investors Service Inc., with about 62% of the Fund invested in AAA bonds, the highest possible rating. (Standard and Poor's and Moody's are two

2

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major credit reporting and bond rating agencies.) The Smith Barney California
Municipals Fund's largest holdings are concentrated in water/sewer bonds (18.0%), tax allocation bonds (13.0%), hospital bonds (9.1%) and transportation bonds (8.9%).


MUNICIPAL BOND MARKET OUTLOOK
Going forward, we expect the municipal bond market should benefit from a comfortably low inflation rate, a Federal Reserve that seems content with short-term rates right where they are, an economy that is not overly robust, and municipalities that are issuing new debt sparingly. For these reasons, we continue our positive view of the market for the balance of 1996.

As stated in our Municipal Bond Market Update, supply has been light, which has allowed municipal bonds to outperform government bonds for all of 1996, and should do so going forward. We believe the rate of U.S. economic growth will moderate somewhat in the next quarter or two, and allow long-term rates to ease from their current levels. In our view, the market at today's levels is attractively priced and, with limited supply, provides investors with attractive after-tax yields. Furthermore, municipal bonds may have some capital appreciation possibilities if the economic numbers ease at all.

In closing, thank you for investing in the Smith Barney California Municipals Fund. We look forward to continuing to help you achieve your financial goals.


Sincerely,


/s/ Heath B. McLendon                               /s/ Joseph P. Deane

Heath B. McLendon                                   Joseph P. Deane
Chairman and                                        Vice President and
Chief Executive Officer                             Investment Officer


SEPTEMBER 24, 1996

                                                                               3

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--------------------------------------------------------------------------------

                                   * * * * *

            SMITH BARNEY CALIFORNIA MUNICIPALS FUND (CLASS A SHARES)
                              MORNINGSTAR RATINGS*
                              AS OF AUGUST 31, 1996

         OVERALL       1-YEAR          3-YEAR          5-YEAR       10-YEAR
         RATING        RATING          RATING          RATING       RATING
--------------------------------------------------------------------------------

            5*            4*              5*              4*           5*
--------------------------------------------------------------------------------

 Number of funds
 in Morningstar's
 Municipal Fund
 rating universe         1,738            975             556          218
--------------------------------------------------------------------------------

  WE ARE PLEASED TO SHARE WITH YOU THAT AS OF AUGUST 31, 1996, THE SMITH BARNEY CALIFORNIA MUNICIPALS FUND CLASS A SHARES WERE RATED FIVE-STARS, THE HIGHEST RATING BY MORNINGSTAR, INC., AN INDEPENDENT FUND TRACKING ORGANIZATION. ONE OF THE KEY POINTS INCLUDED IN THE REPORT WAS THAT THE FUND'S "YEAR-TO-DATE RETURN LANDS IN THE TOP 10% OF ALL LONG-TERM CALIFORNIA MUNI FUNDS." FURTHERMORE, THE WRITTEN ANALYSIS CONCLUDED BY STATING, "THIS FUND'S TOTAL RETURN RECORD IS SUPERB, WHILE ITS RISK SCORES ARE NOTICEABLY BELOW THE LONG-TERM CALIFORNIA MUNI-FUND AVERAGE," AND HAS "PROVEN PROFITABLE FOR SHAREHOLDERS."


  SOURCE:  MORNINGSTAR MUTUAL FUNDS, SEPTEMBER 27, 1996

  *MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF 8/31/96. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MORNINGSTAR RATINGS ARE CALCULATED FROM A FUND'S THREE-, FIVE- AND TEN-YEAR AVERAGE ANNUAL RETURNS (IF AVAILABLE) IN EXCESS OF 90-DAY TREASURY BILL RETURNS WITH APPROPRIATE FEE AND SALES CHARGE ADJUSTMENTS, AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY TREASURY BILL RETURNS. THE ONE-YEAR RATING IS CALUCLATED USING THE SAME METHODOLOGY, BUT IS NOT A COMPONENT OF THE OVERALL RATING. 10% OF THE FUNDS IN THE MUNICIPAL CATEGORY RECEIVE FIVE STARS FROM MORNINGSTAR, 22.5% RECEIVE FOUR STARS, 35% RECEIVE THREE STARS, 22.5% RECEIVE TWO STARS, AND 10% RECEIVE ONE STAR.

--------------------------------------------------------------------------------

4
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================================================================================
 HISTORICAL PERFORMANCE -- CLASS A SHARES
================================================================================
                   Net Asset Value
                  -----------------
                                                   Capital
                                                    Gain
                  Beginning  End of     Income     Distri-  Return of   Total
Period Ended      of Period  Period   Dividends    butions   Capital  Returns(1)

================================================================================
8/31/96           $16.31    $15.97      $0.43       $0.00     $0.00     0.56%+
--------------------------------------------------------------------------------
2/29/96            15.40     16.31       0.84        0.03      0.00    11.93
--------------------------------------------------------------------------------
2/28/95            16.15     15.40       0.89        0.19      0.00     2.46
--------------------------------------------------------------------------------
2/28/94            16.70     16.15       0.84        0.65      0.00     5.92
--------------------------------------------------------------------------------
2/28/93            15.78     16.70       0.97        0.29      0.04    14.76
--------------------------------------------------------------------------------
2/28/92            15.66     15.78       1.05        0.27      0.00     9.50
--------------------------------------------------------------------------------
2/28/91            15.61     15.66       1.07        0.12      0.00     8.29
--------------------------------------------------------------------------------
2/28/90            15.33     15.61       1.07        0.00      0.00     9.02
--------------------------------------------------------------------------------
2/28/89            15.49     15.33       1.12        0.03      0.00     6.67
--------------------------------------------------------------------------------
2/28/88            16.54     15.49       1.09        0.07      0.00     1.09
--------------------------------------------------------------------------------
2/28/87            16.16     16.54       1.14        0.33      0.00    12.13
================================================================================
Total                                  $10.51       $1.98     $0.04
================================================================================


================================================================================
 HISTORICAL PERFORMANCE -- CLASS B SHARES
================================================================================
                   Net Asset Value
                  -----------------
                                                   Capital
                                                    Gain
                  Beginning  End of     Income     Distri-  Return of   Total
Period Ended      of Period  Period   Dividends    butions   Capital  Returns(1)

================================================================================
8/31/96           $16.32    $15.97      $0.39       $0.00     $0.00     0.19%+
--------------------------------------------------------------------------------
2/29/96            15.40     16.32       0.76        0.03      0.00    11.39
--------------------------------------------------------------------------------
2/28/95            16.15     15.40       0.80        0.19      0.00     1.89
--------------------------------------------------------------------------------
2/28/94            16.70     16.15       0.76        0.65      0.00     5.40
--------------------------------------------------------------------------------
Inception*-2/28/93 15.84     16.70       0.28        0.29      0.01     9.27+
================================================================================
Total                                   $2.99       $1.16     $0.01
================================================================================


================================================================================
 HISTORICAL PERFORMANCE -- CLASS C SHARES
================================================================================
                    Net Asset Value
                   -----------------
                                                   Capital
                                                    Gain
                  Beginning  End of     Income     Distri-  Return of   Total
Period Ended      of Period  Period   Dividends    butions   Capital  Returns(1)
================================================================================
8/31/96           $16.31    $15.96      $0.38       $0.00     $0.00     0.17%+
--------------------------------------------------------------------------------
2/29/96            15.40     16.31       0.76        0.03      0.00    11.30
--------------------------------------------------------------------------------
Inception*-2/28/95 14.19     15.40       0.23        0.19      0.00    11.72+
================================================================================
Total                                   $1.37       $0.22     $0.00
================================================================================

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY AND CAPITAL GAINS, IF ANY, ANNUALLY.


                                                                               5
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================================================================================
 AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                    Without Sales Charge(1)
                                               --------------------------------
                                               Class A      Class B     Class C

================================================================================
Six Months Ended 8/31/96+                       0.56%        0.19%       0.17%
--------------------------------------------------------------------------------
Year Ended 8/31/96                              7.00         6.48        6.37
--------------------------------------------------------------------------------
Five Years Ended 8/31/96                        7.63          N/A         N/A
--------------------------------------------------------------------------------
Ten Years Ended 8/31/96                         7.51          N/A         N/A
--------------------------------------------------------------------------------
Inception* through 8/31/96                      8.92         7.31       12.99
================================================================================
                                                     With Sales Charge(2)
                                               --------------------------------
                                               Class A      Class B     Class C

================================================================================
Six Months Ended 8/31/96+                      (3.47)%      (4.31)%     (0.81)%
--------------------------------------------------------------------------------
Year Ended 8/31/96                              2.69         1.98        5.37
--------------------------------------------------------------------------------
Five Years Ended 8/31/96                        6.75          N/A         N/A
--------------------------------------------------------------------------------
Ten Years Ended 8/31/96                         7.07          N/A         N/A
--------------------------------------------------------------------------------
Inception* through 8/31/96                      8.57         6.88       12.99
================================================================================


================================================================================
 CUMULATIVE TOTAL RETURN
================================================================================

                                                    Without Sales Charge(1)
================================================================================
Class A (8/31/86 through 8/31/96)                          106.27%
--------------------------------------------------------------------------------
Class B (Inception* through 8/31/96)                        30.94
--------------------------------------------------------------------------------
Class C (Inception* through 8/31/96)                        24.55
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

 * Inception dates for Class A, B and C shares are April 9, 1984, November 6, 1992 and November 14, 1994, respectively.

 + Total return is not annualized, as it may not be representative of the total return for the year.

6
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================================================================================
 HISTORICAL PERFORMANCE (UNAUDITED)
================================================================================

                 GROWTH OF $10,000 INVESTED IN CLASS A SHARES OF
              THE SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC. VS.
                THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE
                    LIPPER CALIFORNIA MUNICIPAL FUND AVERAGE+
--------------------------------------------------------------------------------
                            AUGUST 1986--AUGUST 1996

         [The following table represents a graph in the printed piece.]

        Smith Barney California      Lehman Brothers        Lipper California
           Municipals Fund Inc.    Municipal Bond Index   Municipal Fund Average
           --------------------    --------------------   ----------------------
8/86             9,602                    10,000                  10,000
2/87            10,294                    10,736                  10,687
2/88            10,406                    11,018                  10,842
2/89            11,100                    11,703                  11,529
2/90            12,101                    12,904                  12,830
2/91            13,104                    14,095                  13,482
2/92            14,132                    15,502                  15,025
2/93            16,218                    17,637                  16,606
2/94            17,175                    18,613                  18,707
2/95            17,596                    18,964                  18,469
2/96            19,695                    21,059                  19,764
8/96            19,806                    21,135                  20,874

  + Hypothetical illustration of $10,000 invested in Class A shares on August
    31, 1986, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through August 31, 1996. The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The Lipper California Municipal Fund Average is composed of an average of the Fund's peer group of 243 mutual funds investing in California municipal bonds. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

                                                                               7
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================================================================================
PORTFOLIO HIGHLIGHTS (UNAUDITED)                                 AUGUST 31, 1996
================================================================================

        [The following table represents a graph in the printed piece.]

INDUSTRY BREAKDOWN

Water & Sewer                     18.0%
Tax Allocation                    10.6%
Hospital                           9.1%
Transportation                     8.9%
Utilities                          5.8%
Education                          5.4%
Housing: Multi-Family              4.9%
General Obligation                 4.0%
Housing: Single-Family             3.1%
Other                             30.2%



SUMMARY OF INVESTMENTS BY COMBINED RATINGS

                                   STANDARD &                    PERCENTAGE OF
      MOODY'S         AND/OR         POOR'S                    TOTAL INVESTMENTS
================================================================================
        Aaa                            AAA                           62.0%
        Aa                             AA                             6.3
         A                              A                            15.9
        Baa                            BBB                           10.0
    VMIG 1/P-1                         A-1                            0.3
        NR                             NR                             5.5
                                                                    -----
                                                                    100.0%
                                                                    =====
8

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED)                              AUGUST 31, 1996
================================================================================
    FACE
   AMOUNT    RATING                     SECURITY                        VALUE
================================================================================
EDUCATION -- 5.8%
                    California Educational Facilities Authority Revenue:
$5,420,000   Aa1*     Carnegie Institute Washington, Series A,
                         5.600% due 10/1/23                          $ 5,088,025
 5,450,000   AAA      Pepperdine University, Series A, MBIA-Insured,
                         5.500% due 6/1/19                             5,191,125
                      Southwestern University Project:
 2,635,000   A*          6.600% due 11/1/14                            2,760,162
 4,505,000   A*          6.700% due 11/1/24                            4,718,987
 2,500,000   A*       University of San Diego, 6.500% due 10/1/22      2,568,750
 2,000,000   AAA    California Public School District Finance Authority,
                      Insured, Lease Revenue, Palmdale School,
                      Series B, FSA- zero coupon due 10/1/23           1,515,000
                    California State Public Works Board, Lease Revenue
                      Series A:
 2,000,000   A-       California State University Project, 6.700%
                         due 10/1/17                                   2,087,500
 1,000,000   A-       High Technology Facility, 7.750% due 8/1/06      1,156,250
 1,575,000   AAA      University Project, CONNIE LEE-Insured,
                         5.000% due 6/1/23                             1,370,250
 2,000,000   AAA    Desert Sands, California University School
                      District COP, FSA-Insured, 5.750% due 3/1/20     1,942,500
   100,000   AAA    Kern High School District, Series C,
                      MBIA-Insured, 8.750% due 8/1/03                    122,500
                    Standard School District COP, (Capital Improvement
                      Project), Series A:
   320,000   A-         6.200% due 3/1/10                                321,200
   340,000   A-         6.250% due 3/1/11                                340,425
 4,500,000   Baa1*  Ukiah Unified School District COP, (Measure A
                      Capital Projects), 6.000% due 9/1/10             4,314,375
 6,000,000   AAA    University of California Revenue, (Multiple
                      Purpose Projects), Series C, AMBAC-Insured,
                       5.000% due 9/1/23                               5,220,000
 2,600,000   AAA    Victor Valley Unified High School District,
                      MBIA-Insured,  5.750% due 11/1/17                2,574,000
 2,500,000   Baa1*  Yuba City Unified School District, COP,
                      (Andors Karperos School Construction Project),
                       6.700% due 2/1/13                               2,512,500
--------------------------------------------------------------------------------
                                                                      43,803,549
--------------------------------------------------------------------------------
ELECTRIC -- 0.8%
                    Sacramento Power Authority, Cogeneration Project Revenue:
  1,800,000  BBB-     6.500% due 7/1/07                                1,874,250
  1,800,000  BBB-     6.500% due 7/1/08                                1,863,000
  2,200,000  BBB-     6.500% due 7/1/09                                2,257,750
--------------------------------------------------------------------------------
                                                                       5,995,000
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  AUGUST 31, 1996
================================================================================
    FACE
   AMOUNT    RATING                     SECURITY                        VALUE
================================================================================
GENERAL OBLIGATION -- 4.0%
$ 2,000,000  AAA   Adelanto School District, Series B, FGIC-Insured,
                     zero coupon due 9/1/18                            $ 530,000
                   California State  GO, Veterans Series:
    455,000  A+      Series AL,  9.700% due 4/1/02                       560,787
    725,000  A+      Series AM, 9.000% due 10/1/02                       878,156
                     Series AT:
  4,000,000  A+        9.700% due 2/1/01                               4,775,000
  1,000,000  A+        9.500% due 2/1/10                               1,377,500
  2,000,000  A+      Series AU, 8.400% due 10/1/06                     2,472,500
 50,000,000  Aaa*  Dawson Ridge, CO Metropolitan District No. 1,
                     (Escrowed to Maturity with U.S. Government
                     Securities), zero coupon due 10/1/22(b)           8,000,000
  1,400,000  AAA   Eastside Unified High School District,
                     Santa Clara County, Series B, FGIC-Insured,
                     5.000% due 9/1/18                                 1,256,500
  1,750,000  AAA   Escondito Unified School District, Series A,
                     FGIC-Insured, 5.125% due 9/1/15                   1,618,750
  1,000,000  AA+   San Diego Public Safety Communication Project,
                     6.650% due 7/15/11                                1,103,750
                   Santa Margarita/Dana Point Authority Revenue GO,
                     Water Districts 3, 3A, 4 & 4A, Series B:
  1,500,000  AAA      7.250% due 8/1/14                                1,762,500
  5,000,000  AAA      5.750% due 8/1/20                                4,856,250
  1,530,000  AAA   Santa Rosa High School District, FGIC-Insured,
                      5.900% due 5/1/14                                1,543,388
--------------------------------------------------------------------------------
                                                                      30,735,081
--------------------------------------------------------------------------------
HOSPITAL -- 9.1%
                   ABAG Finance Authority for Nonprofit Corps COP:
  1,500,000  A       Rehabilitation Mental Health Services Inc.
                       Project, California Mortgage Insured, 6
                        .550% due 6/1/22                               1,537,500
  8,910,000  A+      Stanford University Hospital,
                     5.500% due 11/1/1                                 8,341,988
    250,000  A+    California Health Facilities Authority Revenue,
                     Victory Valley Community Hospital,
                       Series 84-A, 9.875% due 7/1/12                    254,033
                   California Health Facilities Financing Authority
                     Revenue, Industrial Development Health Facilities:
  1,150,000  A         Episcopal Homes, Series A, 7.700% due 7/1/18    1,217,563
                       Series A:
  2,500,000  AAA         MBAC-Insured, 5.750% due 7/1/15               2,462,500
    220,000  AAA         Community Provider Pooled Loan, Series A,
                           7.350% due 6/1/20                             231,000
  1,250,000  A         South Coast Medical Center, 7.250% due 7/1/15   1,323,438

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  AUGUST 31, 1996
================================================================================
    FACE
   AMOUNT    RATING                     SECURITY                        VALUE
================================================================================
HOSPITAL--9.1% (CONTINUED)

                    California Statewide Community Development Authority
                      Revenue COP:
$ 4,515,000  AAA        Industrial Health Facilities, Unihealth,
                          Series A, AMBAC-Insured,
                          5.500% due 10/1/07                         $ 4,537,575
  1,100,000  A          Solheim Lutheran Home, 6.500% due 11/1/17      1,127,500
                        St. Joseph's Health System:
  4,825,000  AA           5.500% due 7/1/14                            4,559,625
  6,000,000  AA           6.625% due 7/1/21                            6,285,000
                        Sutter Health Obligated Group, MBIA-Insured:
  3,500,000  AAA          5.500% due 8/15/09                           3,456,250
  1,000,000  AAA          6.000% due 8/15/25                           1,010,000
  1,150,000  A          Villaview Community, 7.000% due 9/1/09         1,234,813
  1,405,000  A+     Contra Costa County COP, Merrithew Memorial
                       Hospital, 6.500% due 11/1/06                    1,478,763
  1,500,000  AAA    Desert Hospital District COP, (Pre-Refunded--
                       Escrowed with U.S. Government Securities
                       to 7/1/00 Call @ 102), 8.100% due 7/1/20        1,706,250
                    Fresno Health Facilities Revenue, Holy Cross
                       Health System Corp.:
  2,200,000  AA-         5.200% due 12/1/04                            2,186,250
  2,435,000  AA-         5.375% due 12/1/06                            2,413,694
  1,000,000  Aa*         St. Agnes, 6.625% due 6/1/21                  1,031,250
    250,000  BB+    Glendale Hospital Revenue Refunding, Glendale
                       Memorial Hospital, 9.000% due 11/1/17             268,750
  1,000,000  A      Inglewood Insured Hospital Revenue Bonds, Daniel
                       Freeman Hospital Inc., 6.750% due 5/1/13        1,032,500
  1,000,000  A*     Rancho Mirage COP, Eisenhower Memorial Hospital,
                       Joint Powers Financing Authority,
                         7.000% due 3/1/22                             1,050,000
  2,000,000  A      Riverside County Asset Leasing Corp.,
                       (Riverside County Hospital Project),
                          Series A, 6.375% due 6/1/09                  2,065,000
  2,750,000  A-     San Joaquin County COP, (General Hospital
                       Project 1993), 6.250% due 9/1/13                2,743,125
    905,000  AAA    Santa Rosa Hospital Revenue, (Santa Rosa
                      Hospital Memorial Project), (Escrowed to
                      Maturity with U.S. Government Securities),
                      10.300% due 3/1/11                               1,190,075
  1,250,000  BBB    Sequoia Hospital District Revenue,
                      5.375% due 8/15/23                               1,026,563
 10,055,000  A      Torrance Hospital Revenue Bonds, Little
                      County of Mary Hospital, 6.875% due 7/1/15(b)   10,406,925
  1,500,000  NR     Valley Health System COP, 6.875% due 5/15/23       1,518,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  AUGUST 31, 1996
================================================================================
    FACE
   AMOUNT    RATING                     SECURITY                        VALUE
================================================================================
HOSPITAL--9.1% (CONTINUED)

 $1,000,000  BBB-   Woodland Hospital Revenue COP, Woodland Memorial
                      Hospital, 8.200% due 8/1/15                    $ 1,055,000
--------------------------------------------------------------------------------
                                                                      68,751,680
--------------------------------------------------------------------------------
 HOUSING: MULTI-FAMILY -- 4.9%
                    California HFA:
                      Series A:
      5,000  AAA        1985, MBIA-Insured, 8.750% due 8/1/10              5,138
  1,630,000  A+         6.625% due 2/1/24(a)                           1,662,600
    480,000  AAA      Series C, MBIA-Insured, 7.000% due 8/1/23(a)       499,200
                      Home Mortgage Revenue:
                        Series B:
    350,000  AA-          Project 1983, zero coupon due 8/1/15            51,625
    210,000  AA-          8.600% due 8/1/19(a)                           219,450
    475,000  AA-        Series C, 8.300% due 8/1/19(a)                   492,813
                        Series E:
    535,000  AA-          8.250% due 8/1/08(a)                           550,381
    460,000  AA-          8.350% due 8/1/19(a)                           475,525
    990,000  AA-        Series F-1, 7.000% due 8/1/26(a)               1,013,513
  6,000,000  AAA    California Statewide Community Development
                      Authority COP, St. Josephs Health System Group,
                      Series E, 6.400% due 6/1/28(a)                   6,030,000
  1,715,000  NR     Hayward Housing Authority Revenue,
                      FNMA-Collateralized, Family Revenue,
                      Cypress Gardens, Series C,
                      9.375% due 12/1/18                               1,817,900
    125,000  AAA    Martinez Home Mortgage, (Pre-Refunded--Escrowed
                      with U.S. Government Securities to 8/1/02
                      Call @ 100), 10.750% due 2/1/16                    187,656
  6,000,000  AAA    Pleasanton-Suisun City, HFA, Home Mortgage,
                      Series A, MBIA-Insured, (Escrowed to Maturity
                      with U.S. Government Securities), zero coupon
                      to yield 11.625% due 10/1/16                     1,665,000
  7,400,000  Aaa*   San Francisco City & County Redevelopment Agency,
                      Multi-Family Revenue, GNMA-Collateralized,
                      (South Beach Project), 5.700% due 3/1/29         6,965,250
  1,500,000  A1*    San Jose, Multi-Family Timberwood
                      Apartments, Series A, LOC Wells Fargo Bank,
                      7.500% due 2/1/20                                1,501,875
  8,130,000  AAA    Santa Clara County, Multi-Family Housing Revenue,
                      (Meadows Project), GNMA-Collateralized,
                      Series A, 5.875% due 5/20/26                     8,028,375

                       SEE NOTES TO FINANCIAL STATEMENTS.
12

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  AUGUST 31, 1996
================================================================================
    FACE
   AMOUNT    RATING                     SECURITY                        VALUE
================================================================================
 HOUSING: MULTI-FAMILY -- 4.9% (CONTINUED)

 $1,320,000  AAA    Santa Rosa Mortgage Revenue, (Village Square
                      Apartments Project), Series A, FHA-Insured,
                      6.875% due 9/1/27                              $ 1,384,350
     20,000  BBB+   Sonoma County Home Mortgage Multiple Lenders,
                      FHA-Insured, 9.125% due 6/1/15                      20,675
  1,700,000  A*     Upland Hospital Revenue COP, San Antonio
                      Community Hospital, (Pre-Refunded--Escrowed
                      with U.S. Government Securities to 1/1/99
                      Call @ 102), 7.800% due 1/1/18(c)                1,857,250
  2,755,000  AAA    Victorville, GNMA-Collateralized,
                      6.300% due 4/20/31                               2,744,669
--------------------------------------------------------------------------------
                                                                      37,173,245
--------------------------------------------------------------------------------
 HOUSING: SINGLE-FAMILY -- 3.1%
                    California HFA Revenue Bonds, Home Mortgage:
     10,000  AA-      10.250% due 2/1/14                                  10,155
    310,000  AA-      Capital Appreciation, Series 1984-B,
                        zero coupon due 8/1/16                            33,858
  8,000,000  AAA      Single-Family Mortgage, Issue A-2, FHA-Insured,
                        6.350% due 8/1/15(a)(b)                        8,170,000
    270,000  AAA    Contra Costa County Home Mortgage Revenue,
                      GNMA-Collateralized, (Escrowed to Maturity with
                      U.S. Government Securities),
                      7.750% due 5/1/22(a)                               331,425
     10,000  NR     Fresno County Housing Finance Revenue,
`                     Private Mortgage, 12.500% due 9/15/12               10,116
                    Los Angeles Home Mortgage Revenue Bonds,
                      GNMA-Collateralized:
  1,245,000  Aaa*       Second Mortgage Project, 8.100% due 5/1/17     1,313,475
    660,000  AAA        Single-Family Mortgage Revenue, Mortgage
                          Backed Securities Program, Issue A,
                          7.550% due 12/1/23(a)                          683,100
  1,450,000  BBB    Orange County HFA, Single-Family Residential
                      Mortgage Revenue Bonds, zero coupon bond to
                      yield 10.037% due 7/1/17                           192,125
  3,325,000  AAA    Perris County, Single-Family Mortgage,
                      GNMA-Collateralized, (Pre-Refunded--Escrowed
                      with U.S. Government Securities to 6/1/05
                      Call @ 100), 8.300% due 6/1/13(a)                4,147,938
                    Riverside County Housing Authority Revenue Bonds:
  1,765,000  Baa*     Series A, 7.900% due 10/1/18                     1,828,981
                      Single-Family Mortgage Revenue,
                        GNMA-Collateralized, Series A, (Escrowed to
                        Maturity with U.S. Government Securities):
  2,620,000  AAA          8.300% due 11/1/12(a)                        3,265,175
  1,000,000  AAA          7.800% due 5/1/21(a)                         1,230,000
      5,000  BBB+     Single-Family Revenue Bonds, 10.500%
                        due 9/1/14                                         5,263

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  AUGUST 31, 1996
================================================================================
    FACE
   AMOUNT    RATING                     SECURITY                        VALUE
================================================================================
 HOUSING: SINGLE-FAMILY -- 3.1% (CONTINUED)

 $1,500,000  AAA    Sacramento County, Single-Family Mortgage Revenue,
                      GNMA-Collateralized, Issue A, (Escrowed to
                      Maturity with U.S. Government Securities),
                      8.125% due 7/1/16(a)                           $ 1,876,875
    110,000  AAA    San Francisco City & County Single-Family
                      Mortgage Revenue, GNMA/FNMA-Collateralized,
                      7.450% due 1/1/24(a)                               114,400
    195,000  AAA    Southern California HFA, Single-Family Mortgage
                      Revenue, GNMA/FNMA-Collateralized, Series B,
                      7.750% due 3/1/24(a)                               205,481
--------------------------------------------------------------------------------
                                                                      23,418,367
--------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT -- 0.1%
  1,000,000  Aa3*   Los Angeles, IDA IDR, (Altshule Properties
                       Project), 7.200% due 10/1/11(a)                 1,023,750
--------------------------------------------------------------------------------
MISCELLANEOUS -- 19.0%
    500,000  A3*    ABAG Finance Authority Nonprofit Corps COP,
                      Peninsula Family, YMCA, Series A,
                      6.800% due 10/1/11                                 506,875
  2,500,000  NR     Alhambra, Arcadia, Azush Counties, Independent X
                      Cities, Risk Management Authority COP,
                      7.250% due 3/1/07                                2,537,500
  2,000,000  AAA    Anaheim COP, 6.200% due 7/16/23                    2,040,000
  1,025,000  Baa*   Azusa COP, (Capital Improvements Refinancing
                      Project), 6.625% due 8/1/13                      1,031,406
                    California Public Capital Improvements Finance Authority
                      Revenue Pooled Project:
    750,000  Baa1*      Series A, 8.500% due 3/1/18                      786,562
    585,000  AAA        Series B, MBIA-Insured, 8.100% due 3/1/18,       620,831
  2,500,000  Baa1*  California Special Districts Finance Authority
                      COP, Series A, 8.500% due 7/1/18                 2,643,750
  5,000,000  AAA    California Public Works Board, Lease Revenue,
                      Department of Corrections State Prison,
                      Series A, AMBAC-Insured, 5.250% due 1/1/21       4,593,750
    150,000  A-     Concord Santa Cruz South Gate COP, Series A,
                      7.625% due 6/1/11                                  150,426
                    Dublin COP, Civic Center Project, AMBAC-Insured:
  1,305,000  AAA      5.600% due 2/1/06                                1,316,418
  1,380,000  AAA      5.625% due 2/1/07                                1,386,900
                    Fresno Joint Powers Financing Authority,
                      Local Agency Revenue, Series A:
  2,000,000  BBB        6.000% due 9/2/01                              2,000,000
  1,000,000  BBB        6.200% due 9/2/03                              1,000,000
  1,500,000  BBB        6.550% due 9/2/12                              1,494,375

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  AUGUST 31, 1996
================================================================================
    FACE
   AMOUNT    RATING                     SECURITY                        VALUE
================================================================================
MISCELLANEOUS--19.0% (CONTINUED)
                    Los Angeles Convention & Exhibition Center Authority,
                      Lease Revenue:
  $ 450,000  Aa1*       9.000% due 12/1/20                             $ 577,125
                        Series A, MBIA-Insured:
  8,700,000  AAA          5.375% due 8/15/18(b)                        8,112,750
 21,600,000  AAA          5.125% due 8/15/21                          19,224,000
                    Los Angeles County COP, INFLOS:
  2,000,000  BBB+     Special Linked SAVRS & RIBS,
                      6.566% due 6/1/15(e)                             2,000,000
  1,000,000  Baa1*    Structured Yield Curve Note,
                      6.600% due 11/1/11(e)                            1,021,250
  3,750,000  AAA    Los Banos, USD COP Series A, MBIA-Insured,
                      5.625% due 8/1/16                                3,660,937
  3,000,000  AAA    Long Beach Finance Authority Revenue,
                      AMBAC-Insured, 5.500% due 11/1/22                2,850,000
  2,515,000  AAA    Oceanside COP, (Oceanside Civic Center Project),
                      MBIA-Insured,  5.750% due 8/1/15                 2,477,275
  6,315,000  AAA    Oakland Joint Powers Financing Authority,
                      Lease Revenue, AMBAC-Insured,
                      5.750% due 8/1/26                                6,070,294
  2,670,000  AAA    Ontario, Redevelopment Finance Authority Revenue,
                      Project No. 1, MBIA-Insured, (Escrowed to
                      Maturity with U.S. Government Securities),
                      5.800% due 8/1/23                                2,633,287
  1,500,000  AAA    Orange County, Community Facility District 86-1,
                      7.125% due 8/15/17                               1,597,500
                    Orange County, 96 Recovery COP, Series A,
                      MBIA-Insured:
  5,000,000  AAA      5.875% due 7/1/19                                4,937,500
  8,000,000  AAA      6.000% due 7/1/26                                8,030,000
    970,000  Baa*   Pleasanton Joint Powers Financing Authority,
                      Series A, 6.150% due 9/2/12                        963,937
                    Sacramento, Area Flood Control Agency,
                      FGIC-Insured:
  2,750,000  AAA      5.375% due 10/1/20                               2,571,250
  2,525,000  AAA      5.375% due 10/1/25                               2,332,469
  2,000,000  AAA    San Bernadino COP, (Capital Facilities Project),
                      Series B, (Escrowed to Maturity with
                      U.S. Government Securities),
                      6.8750% due 8/1/24                               2,310,000
  1,000,000  AAA    San Diego County COP, MBIA-Insured,
                      7.363% due 11/18/19                              1,031,250
    135,000  A*     San Francisco Downtown Parking, Corporate Parking
                      Revenue Bonds, 6.250% due 4/1/04                   141,412
  5,325,000  A+     San Jose Finance Authority Revenue, Central Service
                      Yard, Series D, 5.250% due 10/15/23              4,639,406
  4,310,000  Aaa*   San Marcos  Public Facilities Authority,
                      Public Facilities Revenue, (Escrowed to
                      Maturity with U.S. Government Securities),
                      zero coupon due 1/1/19                           1,093,662
  5,995,000  AAA    San Ramone COP, Central Park Project,
                      FSA-Insured, 5.000% due 8/1/24                   5,200,662

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  AUGUST 31, 1996
================================================================================
    FACE
   AMOUNT    RATING                     SECURITY                        VALUE
================================================================================
MISCELLANEOUS--19.0% (CONTINUED)

$ 2,875,000  AAA   Santa Ana Financing Authority Lease Revenue,
                      Police Administration & Holding Facility,
                       Series A, MBIA-Insured, 6.250% due 7/1/24     $ 3,079,844
  3,460,000  A+    Santa Barbara County COP, 5.700% due 3/1/11         3,338,900
  7,180,000  AAA   Santa Maria Redevelopment Agency, Town Center
                     Package, FSA-Insured, 5.000% due 6/1/16           6,408,150
  6,900,000  AAA   Signal Hill Redevelopment Agency, Ref Project 1-B,
                     MBIA-Insured, 5.250% due 10/1/23                  6,227,250
  2,375,000  AA-   Simi Valley Community Development Agency, COP,
                     Simi Valley Business Center,
                     6.050% due 10/1/99                                2,449,219
                   Sonoma County COP, Detention Facilities
                     Improvement Project:
  4,200,000  A+        5.000% due 11/15/13                             3,701,250
  3,000,000  A+        5.000% due 11/15/17                             2,572,500
                   South Orange County Public Finance Authority,
                     Special Tax  Revenue:
  2,195,000  AAA       Foothill Area, Series C, FGIC-Insured,
                         5.750% due 8/15/18                            2,120,919
  2,000,000  AAA       Series A, MBIA-Insured, 7.000% due 9/1/10       2,282,500
  2,195,000  AAA   Turlock, Auxiliary Organization, California State
                     University--Stanislaus Foundation, COP,
                     MBIA-Insured, 5.875% due 6/1/22                   2,164,819
  5,000,000  AAA   University of California COP, Various Capital
                     Projects, Series B, MBIA-Insured,
                     5.550% due 9/1/10                                 4,843,750
--------------------------------------------------------------------------------
                                                                    144,773,860
--------------------------------------------------------------------------------
POLLUTION CONTROL REVENUE -- 1.4%
                   California, Financing Authority, PCR:
                     Pacific Gas & Electric:
    800,000  A         Series A, 8.200% due 12/1/18(a)                   835,160
  2,500,000  A         Series B, 6.350% due 6/1/09                     2,575,000
                     San Diego Gas & Electric, Series A:
  1,500,000  A+        6.800% due 6/1/15(a)                            1,635,000
  5,000,000  A         5.900% due 6/1/14                               5,056,250
    500,000  A+    California PCR, Waste Management, Series A,
                      7.150% due 2/1/11(a)                               538,750
--------------------------------------------------------------------------------
                                                                      10,640,160
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  AUGUST 31, 1996
================================================================================
    FACE
   AMOUNT    RATING                     SECURITY                        VALUE
================================================================================
PRE-REFUNDED -- 3.3%
 $1,500,000  NR    California Lease Finance Authority, COP,
                     Nevada County, (Escrowed with U.S. Government
                     Securities to 10/1/98 Call @ 101),
                     7.600% due 10/1/19(c)                            $1,591,875
  1,450,000  A+    California Health Facilities Finance Authority,
                     St. Elizabeth Hospital, (Escrowed with
                     U.S. Government Securities to 11/15/02
                     Call @ 102), 6.200% due 11/15/09(c)               1,573,250
  1,000,000  AAA   California Public Works Board, Lease Revenue,
                     Department of Corrections, State Prison,
                     Series A, (Escrowed with U.S. Government
                     Securities to 9/1/00 Call @ 102),
                     7.000% due 9/1/09                                 1,105,000
  1,245,000  AAA   Concord Redevelopment Agency Tax Allocation Bonds,
                     Series 3, MBIA-Insured, (Escrowed with U.S.
                     Government Securities to 7/1/98 Call @ 102),
                     8.000% due 7/1/18                                 1,352,381
    750,000  AAA   El Camino Hospital District, COP, Series A,
                     (Escrowed with U.S.  Government Securities to
                     9/1/97 Call @ 102), 8.500% due 9/1/17               792,293
    550,000  AAA   Grossmont Hospital Revenue, Series A, MBIA-Insured,
                     (Escrowed  with U.S. Government Securities
                     to 11/15/97 Call @ 102), 8.000% due 11/15/17        586,438
  1,500,000  Aaa*  Kings River Conservation District, Pine Flat Power
                     Revenue, Series C, (Escrowed with U.S. Government
                     Securities to 1/1/97 Call @ 102),
                     7.900% due 1/1/20(c)                              1,549,350
    465,000  A-    Local Government Finance Joint Powers Authority
                     Revenue, Anaheim Redevelopment Agency, Series A,
                     (Pre-Refunded--Escrowed with U.S. Government
                     Securities to 9/1/98 Call @ 102),
                     8.200% due 9/1/15(c)                                509,175
                   Los Angeles Department of Water & Power:
  1,000,000  AA-     Electric Plantation Revenue, (Escrowed with
                       U.S. Government Securities to 5/1/98
                       Call @ 102), 7.900% due 5/1/28(c)               1,078,750
  1,550,000  AA      Water Works Revenue, (Escrowed with U.S.
                       Government Securities to 2/15/99 Call @ 102),
                       7.200% due 2/15/19(c)                           1,677,875
  1,200,000  AAA   Los Angeles Waste Water System Revenue,
                     (Escrowed with U.S. Government Securities to
                     11/1/97  Call @ 102), 8.125% due 11/1/17          1,279,500
    500,000  AAA   Los Angeles County  Transportation Community,
                     Sales Tax Revenue, Series A, (Escrowed with
                     U.S. Government Securities to 7/1/98
                     Call @ 102), 8.000% due 7/1/18                      543,125

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  AUGUST 31, 1996
================================================================================
    FACE
   AMOUNT    RATING                     SECURITY                        VALUE
================================================================================
  $ 500,000  AAA   Oceanside, COP, AMBAC-Insured, (Escrowed with
                     U.S. Government Securities to 8/1/02
                     Call @ 102), 7.300% due 8/1/21                    $ 571,875
  1,000,000  NR    Orange County, Community Facility District 87-3,
                     Special Tax, Series A, (Escrowed with
                     U.S. Government Securities to 8/15/15 Call @102),
                     7.800% due 8/15/15(c)                             1,130,000
  1,000,000  AAA   Orange County, Rancho Santa Margarita,
                     (Escrowed with U.S. Government Securities to
                     8/15/00 Call @ 102), 7.800% due 8/15/13           1,087,500
  2,040,000  AAA   Oxnard Public Facilities Corp. COP, Wastewater
                     Treatment Plant Project, AMBAC-Insured,
                     (Pre-Refunded--Escrowed with U.S. Government
                     Securities to 9/1/99 Call @ 100),
                     7.500% due 9/1/06                                 2,215,950
  2,500,000  AAA   Riverside County Asset Leasing Corp., Leasehold
                     Revenue, (Riverside County Hospital Project),
                     Series A, (Escrowed with U.S. Government
                     Securities to 6/1/99 Call @ 102),
                     7.400% due 6/1/14                                 2,737,500
  1,000,000  AAA   San Bernardino County, COP, West Valley
                     Detention Center Project, (Escrowed with U.S.
                     Government Securities to 11/1/98 Call @ 102),
                     7.700% due 11/1/18                                1,091,250
  1,000,000  AAA   San Buenaventura COP, AMBAC-Insured, (Escrowed
                     with U.S. Government Securities to 10/1/00
                     Call @ 102), 7.500% due 10/1/20                   1,123,750
  1,300,000  AAA   Yolo County Flood Control & Water Conservation
                     District, COP, FGIC-Insured, (Escrowed with
                     U.S. Government Securities to 7/15/03
                     Call @ 100), 7.125% due 7/15/15                   1,469,000
--------------------------------------------------------------------------------
                                                                      25,065,837
--------------------------------------------------------------------------------
SHORT-TERM(D) -- 0.3%
                    California Health Facilities Finance Authority Revenue,
                      Sutter Health:
  1,900,000  VMIG 1*    Series B, AMBAC-Insured, 3.650% due 7/1/12     1,900,000
    100,000  A-1+       Series C, FSA-Insured, 3.650% due 7/1/22         100,000
    200,000  A-1+   California Pollution Control Financing Authority
                      Revenue, Pacific Gas & Electric, Series C,
                      3.650% due 11/1/26                                 200,000
    200,000  A-1+   California State Rans, Series C-5, 3.400% due
                      6/30/97                                            200,000
--------------------------------------------------------------------------------
                                                                       2,400,000
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  AUGUST 31, 1996
================================================================================
    FACE
   AMOUNT    RATING                     SECURITY                        VALUE
================================================================================
SOLID WASTE -- 2.5%
$ 2,770,000  AAA    Fresno County Finance Authority, Solid Waste
                      Revenue Bonds, American Avenue Landfill,
                      MBIA-Insured, 5.75% due 5/15/14                $ 2,745,762
                    Inland Empire Solid Waste Authority Revenue,
                      FSA-Insured:
  5,000,000  AAA        6.250% due 8/1/11                              5,175,000
  2,500,000  AAA        6.000% due 8/1/16                              2,515,625
    500,000  BBB+   Kings County Waste Management Authority,
                      Solid Waste Revenue, 7.200% due 10/1/14            527,500
  1,000,000  Baa*   Nevada County COP, West Nevada, Solid Waste
                      Revenue, 7.500% due 6/1/21                       1,005,000
  1,300,000  BBB    Orange County Public Facility, COP, Solid
                      Waste Revenue, 7.875% due 12/1/07                1,368,250
  2,000,000  BBB+   Redding Joint Powers Finance Authority,
                      Solid Waste & Corporate Yard, Series A,
                      5.500% due 1/1/13                                1,797,500
  4,135,000  Baa1*  South Napa Waste Management Authority,
                      (Solid Waste Transfer
                      Facilities Project), 6.500% due 2/15/14(a)       4,109,156
--------------------------------------------------------------------------------
                                                                      19,243,793
--------------------------------------------------------------------------------
TAX ALLOCATION -- 13.0%
  3,000,000  AAA    Adelanto Improvement Agency, Tax Allocation,
                      (Adelanto Improvement Project), Series B,
                      FGIC-Insured,5.500% due 12/1/23                  2,827,500
  2,000,000  AAA    Anaheim, Public Finance Authority, Tax Allocation,
                      MBIA-Insured, 6.450% due 12/28/18                2,105,000
  1,000,000  Baa*   Azusa Redevelopment Agency, Tax Allocation,
                       Series A, 6.750% due 8/1/23                     1,011,250
    295,000  AAA    Brea Public Finance Authority, Tax Allocation,
                      MBIA-Insured, 7.000% due 8/1/15                    321,919
                    Brea Redevelopment Agency, Tax Allocation,
                      (Redevelopment Project), Series AB, MBIA-Insured:
  3,510,000  AAA        5.500% due 8/1/08                              3,527,550
  3,000,000  AAA        5.750% due 8/1/23                              2,928,750
                    Brisbane Redevelopment Agency, Tax Allocation
                      Bonds, Brisbane Community Redevelopment Bonds,
                      New England Mutual Life Insured:
    200,000  A+         9.400% due 5/1/05                                205,290
    220,000  A+         9.400% due 5/1/06                                225,819
  5,000,000  AAA    Chico Public Finance Authority, Tax Allocation
                      Redevelopment, FSA-Insured, 5.500% due 4/1/25    4,675,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  AUGUST 31, 1996
================================================================================
    FACE
   AMOUNT    RATING                     SECURITY                        VALUE
================================================================================
TAX ALLOCATION -- 13.0% (CONTINUED)
$    30,000  AAA    Concord Redevelopment Agency, Tax Allocation,
                      Series 3, MBIA-Insured, 8.000% due 7/1/18       $   32,287
  6,000,000  AAA    Corona Redevelopment Agency, Tax Allocation,
                      Redevelopment Project Area A, Series A,
                      FGIC-Insured, 5.500% due 9/1/24                  5,685,000
  3,985,000  AAA    Coronado Community Development Agency Tax
                      Allocation, FSA-Insured, 5.500% due 9/1/22       3,785,750
  2,250,000  AAA    Fontana Public Finance Authority, Tax
                      Allocation Revenue Bonds, MBIA-Insured,
                      Series A, 5.000% due 9/1/20                      1,982,812
                    Garden Grove Community Development Agency, Tax
                      Allocation, (Garden Grove Community Project):
    500,000  A          5.375% due 10/1/03                               496,875
  3,275,000  A          5.700% due 10/1/08                             3,193,125
  2,000,000  Baa*   Hawthorne Community Redevelopment, Tax Allocation,
                      Project Area 2, 6.625% due 9/1/14                2,035,000
  5,700,000  AAA    Indian Wells Redevelopment Agency Tax Allocation,
                      MBIA-Insured, 5.375% due 12/1/22                 5,315,250
  4,200,000  AAA    Mountainview Shoreline Reg. Park, Tax Allocation,
                      MBIA-Insured, 5.500% due 8/1/21                  3,963,750
  2,000,000  AAA    Orange County Redevelopment Agency, Tax Allocation,
                      (Southwest Redevelopment Project), Series A,
                      AMBAC-Insured, 5.700% due 10/1/23                1,925,000
  5,000,000  AAA    Pittsburg Redevelopment Agency, Tax
                      Allocation, (Los Medanos County Development
                      Project), FGIC-Insured, 5.500% due 8/1/15        4,812,500
  6,000,000  AAA    Poway Redevelopment Agency, Tax Allocation,
                      (Paraguay Redevelopment Project), FGIC-Insured,
                      5.500% due 12/15/23                              5,617,500
                    Rancho Cucamonga Redevelopment, Tax Allocation,
                      (Rancho Redevelopment Project), MBIA-Insured:
  2,445,000  AAA        5.250% due 9/1/16                              2,279,962
 12,500,000  AAA        5.500% due 9/1/23                             11,781,250
  5,000,000  AAA        5.250% due 9/1/26                              4,525,000
  3,250,000  AAA    Riverside Redevelopment Agency, Tax Allocation,
                      (Casa Blanca Project), Series A, MBIA-Insured,
                      5.625% due 8/1/23                                3,115,937
  2,000,000  AAA    San Diego Redevelopment Agency, (Marina
                      Redevelopment Project), Tax Allocation,
                      (Pre-Refunded--escrowed with U.S. Government
                      Securities to 12/1/97 Call @ 101.50),
                      8.750% due 12/1/08                               2,145,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  AUGUST 31, 1996
================================================================================
    FACE
   AMOUNT    RATING                     SECURITY                        VALUE
================================================================================
TAX ALLOCATION -- 13.0% (CONTINUED)
 $1,500,000  A      San Francisco City & County Redevelopment Finance
                      Authority, Tax Allocation, (Redevelopment
                      Project), Series C, 5.400% due  8/1/21         $ 1,321,875
 15,325,000  AAA    San Jose Redevelopment Agency, Tax Allocation
                      Bonds, (Merged Area Redevelopment Project),
                      MBIA-Insured, 5.000% due 8/1/20                  3,600,937
  1,500,000  AAA    Suison City Redevelopment Agency, Tax
                      Allocation, (Suison City Redevelopment Project),
                      MBIA-Insured, 5.500% due 10/1/23                 1,413,750
  2,000,000  AAA    Vista Community Development, Tax Allocation
                      Revenue, MBIA-Insured, 5.250% due 9/1/15         1,867,500
--------------------------------------------------------------------------------
                                                                      98,724,138
--------------------------------------------------------------------------------
TRANSPORTATION -- 8.9%
 20,915,000  Baa*   Foothills Eastern Transportation Toll Revenue,
                      6.000% due 1/1/34                               19,712,388
  2,000,000  AA     Port of Oakland Special Facilities Revenue,
                      Series A, 6.750% due 1/1/12(a)                   2,062,500
  3,260,000  AAA    Sacramento Airport System Revenue, Series B,
                      MBIA-Insured, 5.750% due 7/1/26                  3,198,875
    400,000  A1*    Sacramento Regional Transportation District,
                      COP, Series A, 6.400% due 3/1/03                   424,500
    180,000  AAA    San Francisco Airport Improvement Corp.,
                      Lease Revenue, 8.000% due 7/1/13                   211,500
  3,000,000  AAA    San Francisco Airport Community International
                      Airport Revenue, FGIC-Insured,
                      6.500% due 5/1/19(a)                             3,146,250
                    San Joaquin Hills Transcorridor Agency, Toll
                      Road Revenue, Sr. Lien:
  5,000,000  NR         Zero coupon due 1/1/14(b)                      1,581,250
 60,000,000  NR         Zero coupon due 1/1/16(b)                     16,650,000
 17,500,000  NR         Zero coupon due 1/1/17(b)                      4,550,000
 25,000,000  NR         Zero coupon due 1/1/18(b)                      6,062,500
 20,000,000  NR         Zero coupon due 1/1/19(b)                      4,550,000
                    San Jose Airport Revenue Bonds, FGIC-Insured:
    200,000  AAA      5.400% due 3/1/04(a)                               202,750
  1,945,000  AAA      5.500% due 3/1/07(a)                             1,947,431
  2,150,000  AAA      5.625% due 3/1/13(a)                             2,082,813
  1,250,000  A*     Santa Barbara COP, (Harbor Reference Project),
                      6.750% due 10/1/27                               1,290,625
--------------------------------------------------------------------------------
                                                                      67,673,382
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  AUGUST 31, 1996
================================================================================
    FACE
   AMOUNT    RATING                     SECURITY                        VALUE
================================================================================
UTILITIES -- 5.8%
$ 2,500,000  Aa*    Los Angeles Department of Water & Power,
                      5.250% due 11/15/26                            $ 2,221,875
                    Northern California Power Agency Public Power:
  1,110,000  A-       Geothermal Project No. 3, Series A,
                      5.000% due 7/1/09                                1,023,975
  2,000,000  AAA      Hydroelectric Project No. 1, Series A,
                        MBIA-Insured, 5.500% due 7/1/16                1,912,500
  2,000,000  AAA    Redding Electric System Revenue, COP, MBIA-Insured,
                      6.226% due 7/8/22                                2,117,500
  2,670,000  AAA    Redding Joint Powers Finance Authority,
                      Electric System Revenue, Series D, MBIA-Insured,
                      5.250% due 6/1/15                                2,509,800
                    Sacramento Municipal Utility District Electric Revenue:
  4,000,000  AAA      Series D, FGIC-Insured, 5.250% due 11/15/12      3,800,000
  4,500,000  AAA      Series D, MBIA-Insured, 5.250% due 11/15/20      4,106,250
  3,000,000  A        Series E, 5.700% due 5/15/12                     2,842,500
  5,425,000  AAA      Series I, MBIA-Insured, 5.750% due 1/1/15        5,404,656
                    Southern California Public Power Authority,
                      Power Project Revenue:
    600,000  A          5.500% due 7/1/20                                546,750
  1,500,000  AAA        Palo Verde, Series C, AMBAC-Insured,
                          5.750% due 7/1/17                            1,573,125
  3,000,000  AA         Southern Transmission Project,
                          5.500% due 7/1/20                            2,767,500
 12,500,000  AAA        Transmission Project, Subseries A,
                          MBIA-Insured, 5.000% due 7/1/22             10,968,750
  1,960,000  BBB-   Trinity County Public Utility District, COP,
                      Electric District Facilities,
                        6.750% due 4/1/23(a)                           1,960,000
--------------------------------------------------------------------------------
                                                                      43,755,181
--------------------------------------------------------------------------------
WATER & SEWER -- 18.0%
                    Banning COP, Banning Wastewater Facilities Corporation:
    115,000  AAA      Pre-Refunded -- Escrowed with U.S. Government
                        Securities to 11/1/97 Call @ 101.50,
                          11.500% due 11/1/03                            126,356
    125,000  AAA      Pre-Refunded -- Escrowed with U.S. Government
                        Securities to 11/1/97 Call @ 101.75,
                          11.500% due 11/1/04                            137,656
    140,000  AAA      Pre-Refunded -- Escrowed with U.S. Government
                        Securities to 11/1/97 Call @ 102,
                          11.600% due 11/1/05                            154,525
    155,000  AAA      Pre-Refunded -- Escrowed with U.S. Government
                        Securities to 11/1/97 Call @ 102.25,
                          11.650% due 11/1/06                            171,663
    175,000  AAA      Pre-Refunded -- Escrowed with U.S. Government
                        Securities to 11/1/97 Call @ 102.50,
                          11.700% due 11/1/07                            194,250

                       SEE NOTES TO FINANCIAL STATEMENTS.
22

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  AUGUST 31, 1996
================================================================================
    FACE
   AMOUNT    RATING                     SECURITY                        VALUE
================================================================================
WATER & SEWER -- 18.0% (CONTINUED)
  $ 195,000  AAA      Pre-Refunded-- Escrowed with U.S. Government
                        Securities to 11/1/97 Call @ 102.75,
                          11.750% due 11/1/08                         $  217,181
    220,000  AAA      Pre-Refunded -- Escrowed with U.S. Government
                        Securities to 11/1/97 Call @ 103,
                          11.750% due 11/1/09                            245,300
  1,200,000  A1*    Bakersfield COP, (Waste Water Treatment Plant
                       3 Projects), 8.000% due 1/1/10                  1,270,500
  2,500,000  AA     California State Department of Water Resources,
                      Central Valley Project Revenue, Water System,
                      Series L,5.700% due 12/1/16                      2,425,000
                    East Bay, Municipal Utility District, FGIC-Insured:
  9,300,000  AAA      Waste & Water Revenue, 5.000% due 6/1/26         8,160,750
  7,600,000  AAA      Water Revenue, 5.000% due 6/1/26                 6,669,000
                    Eastern Municipal Water District, COP, Water & Sewer
                      Revenue, Series A, FGIC-Insured:
  1,000,000  AAA-       6.750% due 7/1/12                              1,121,250
  1,000,000  AAA-       5.375% due 7/1/13                                951,250
  3,000,000  AAA-   El Dorado Irrigation District Finance Authority
                      Revenue, FGIC-Insured, 5.500% due 2/15/21        2,872,500
 13,150,000  AAA-   Fresno County, Sewer Revenue, Series A, MBIA-
                      Insured, 5.000% due 9/1/23                      11,588,438
  2,550,000  AAA-   Garden Grove Public Finance Authority Revenue,
                      Water Services (Capital Improvement Project),
                      FGIC-Insured, 5.500% due 12/15/23                2,403,375
                    Irvine Ranch Water District Joint Powers Agency,
                      Local Pool Revenue:
  9,000,000  A          AIG-Insured, 7.800% due 2/15/08(b)             9,393,750
  1,750,000  A+         AIG-Insured, 7.875% due 2/15/23(b)             1,826,563
  9,500,000  A+         FNMA-Collateralized, Issue II,
                          8.250% due 8/15/23(b)                       10,117,500
  1,500,000  AA     Kings River Water Conservation District,
                      Pine Flat Power Revenue, Series D,
                      5.500% due 1/1/20                                1,408,125
  1,950,000  AA-    Los Angeles Department, Water & Power Electric
                      Plant Revenue, 7.100% due 1/15/31                2,157,188
    200,000  AA     Los Angeles COP, 6.600% due 11/1/99                  210,750
                    Los Angeles Waste Water System Revenue,
                      MBIA-Insured, Series A:
  2,430,000  AAA        5.700% due 6/1/09                              2,457,338
  7,960,000  AAA        5.750% due 6/1/11(b)                           7,999,800
  1,000,000  AAA        5.700% due 6/1/20                                958,750
  2,000,000  AA     Los Angeles County Finance Authority Revenue,
                      (Sanitation Districts Capital Projects),
                      Series A, 5.250% due 10/1/19                     1,827,500

                      SEE NOTES TO FINANNCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  AUGUST 31, 1996
================================================================================
    FACE
   AMOUNT    RATING                     SECURITY                        VALUE
================================================================================
WATER & SEWER -- 18.0% (CONTINUED)
$ 3,000,000  AAA    Metro Water District Southern California Water
                      Works, Series A, 5.500% due 7/1/25            $  2,842,500
                    Mojave Water Agency, Improvement District,
                      Morongo Basin:
  1,500,000  BBB+       6.600% due 9/1/13                              1,665,000
  5,510,000  BBB+       6.600% due 9/1/22                              6,116,100
  3,250,000  AAA    Moulton-Niguel, Water District COP,
                      AMBAC-Insured, 5.300% due 9/1/23                 2,937,188
  4,560,000  AAA    Pittsburg Public Finance Authority, Waste Water
                      Revenue, Series A, FGIC-Insured,
                      5.375% due 6/1/22                                4,257,900
  2,855,000  AAA    Pomona Public Financing Authority, Series Q,
                      5.750% due 12/1/15                               2,797,900
                    Rancho Water District Financing Authority
                      Revenue Bonds:
  2,000,000  AAA        AMBAC-Insured, (Pre-Refunded -- Escrowed with U.S.
                         Government Securities to 9/11/01 Call @ 102),
                         6.287% due 8/17/21                            2,180,000
  3,000,000  AAA        FGIC-Insured, 5.875% due 11/1/10               3,071,250
  3,200,000  AAA    Redding Joint Powers Finance Authority Waste Water
                      Revenue, Series A, FGIC-Insured,
                        5.500% due 12/1/18                             3,068,000
 28,875,000  AAA    San Diego, PFA Sewer Revenue, FGIC-Insured,
                      5.000% due 5/15/20                              25,088,684
  6,000,000  AAA    San Francisco Sewer Revenue Reference,
                      FGIC-Insured, 5.375% due 10/1/22                 5,520,000
--------------------------------------------------------------------------------
                                                                     136,610,780
--------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100%
                    (Cost-- $735,326,106**)                         $759,787,803
================================================================================

(a) Income from these issues is considered a preference item for purposes of calculating the alternative minimum tax.

(b)  Security segregated by Custodian for open purchase commitments.

(c) Pre-Refunded bonds escrowed by U.S. Government Securities and bonds escrowed to maturity by U.S. Government Securities are considered by Manager to be triple-A rated even if issuer has not applied for.

(d) Variable rate obligation payable at par on demand at any time on no more than seven days notice.

(e) Residual interest bonds-coupon varies inversely with level of short-term tax-exempt interest rates.

**   Aggregate cost for Federal income tax purposes is substantially the same.

    See pages 25 and 26 for definition of ratings and certain security descriptions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
 BOND RATINGS
================================================================================

All ratings are by Standard & Poor's Corporation ("Standard & Poor's") except those identified by an asterisk (*) are rated by Moody's Investors Services ("Moody's"). The definitions of the applicable rating symbols are set forth below:

STANDARD & POOR'S -- Rating from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA   -- Debt rated "AAA" has the highest rating  assigned by Standard & Poor's.
         Capacity to pay interest and repay principal is extremely strong.

AA    -- Debt rated "AA" has a very strong  capacity to pay  interest  and repay principal and differs from the highest rated issue only in a small degree.

A     -- Debt  rated  "A"  has a  strong  capacity  to pay  interest  and  repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB   -- Debt rated  "BBB" is  regarded  as having an  adequate  capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB    -- Bonds  rated "BB" have less  near-term  vulnerability  to default  than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

MOODY'S--Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa   -- Bonds that are rated "Aaa" are judged to be of the best  quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa    -- Bonds  that are  rated  "Aa" are  judged to be of high  quality  by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A     -- Bonds that are rated "A" possess many favorable  investment  attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa   -- Bonds that are rated "Baa" are considered as medium grade  obligations,
         i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR    -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

================================================================================
 SHORT-TERM SECURITIES RATINGS
================================================================================
SP-1   --Standard  & Poor's  highest  rating  indicating  very  strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1   -- Standard & Poor's highest  commercial  paper and  variable-rate  demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1-- Moody's highest rating for issues having a demand feature -- VRDO.

P-1   -- Moody's  highest rating for commercial  paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
 SECURITY DESCRIPTIONS
================================================================================
ABAG       --  Association of Bay Area Governors
AIG        --  American International Guaranty
AMBAC      --  American Municipal Bond
               Assurance Corporation
BAN        --  Bond Anticipation Notes
BIG        --  Bond Investors Guaranty
CGIC       --  Capital Guaranty Insurance
               Company
CHFCLI     --  California Health Facility
               Construction Loan Insurance
CONNIE LEE--   College Construction Loan
               Insurance Association
COP        --  Certificate of Participation
EDA        --  Economic Development Authority
ETM        --  Escrowed To Maturity
FAIRS      --  Floating Adjustable Interest
               Rate Securities
FGIC       --  Financial Guaranty Insurance
               Company
FHA        --  Federal Housing Administration
FHLMC      --  Federal Home Loan Mortgage
               Corporation
FNMA       --  Federal National Mortgage
               Association
FRTC       --  Floating Rate Trust Certificates
FSA        --  Federal Savings Association
GIC        --  Guaranteed Investment Contract
GNMA       --  Government National Mortgage
               Association
GO         --  General Obligation
HDC        --  Housing Development Corporation
HFA        --  Housing Finance Authority
IDA        --  Industrial Development Authority
IDB        --  Industrial Development Board
IDR        --  Industrial Development Revenue
INFLOS     --  Inverse Floaters
ISD        --  Independent School District
LOC        --  Letter of Credit
MBIA       --  Municipal Bond Investors Assurance Corporation
MVRICS     --  Municipal Variable Rate Inverse Coupon Security
PCR        --  Pollution Control Revenue
PSF        --  Permanent School Fund
RAN        --  Revenue Anticipation Notes
RIBS       --  Residual Interest Bonds
SAVRS      --  Select Auction Variable Rate Securities
RITES      --  Residual Interest Tax-Exempt Securities
TAN        --  Tax Anticipation Notes
TECP       --  Tax Exempt Commercial Paper
TOB        --  Tender Option Bonds
TRAN       --  Tax and Revenue Anticipation Notes
SYCC       --  Structured Yield Curve Certificate
VA         --  Veterans Administration
VRDD       --  Variable Rate Daily Demand
VRWE       --  Variable Rate Wednesday Demand

================================================================================
 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                AUGUST 31, 1996
================================================================================
ASSETS:
   Investments, at value (Cost-- $735,326,106)                     $759,787,803
   Interest receivable                                               10,955,922
   Receivable for Fund shares sold                                    1,096,743
   Receivable for securities sold                                       230,750
   Other assets                                                          10,728
--------------------------------------------------------------------------------
   TOTAL ASSETS                                                     772,081,946
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                  29,344,192
   Dividend payable                                                   3,215,165
   Investment advisory fees payable                                     191,930
   Distribution fees payable                                            172,672
   Administration fees payable                                          114,514
   Accrued expenses and other liabilities                               115,889
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    33,154,362
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $738,927,584
================================================================================
NET ASSETS:
   Par value of capital shares                                        $  46,278
   Capital paid in excess of par value                              711,579,014
   Undistributed net investment income                                   41,269
   Accumulated net realized gain
     on security transactions and futures contracts                   2,799,326
   Net unrealized appreciation of investments                        24,461,697
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $738,927,584
================================================================================
SHARES OUTSTANDING:
   Class A                                                           35,413,696
--------------------------------------------------------------------------------
   Class B                                                           10,013,375
--------------------------------------------------------------------------------
   Class C                                                              850,487
--------------------------------------------------------------------------------
NET ASSET VALUE:
   Class A (and redemption price)                                        $15.97
--------------------------------------------------------------------------------
   Class B *                                                             $15.97
--------------------------------------------------------------------------------
   Class C **                                                            $15.96
--------------------------------------------------------------------------------
CLASS A MAXIMUM PUBLIC OFFERING PRICE PER SHARE
   (net asset value plus 4.17% of net asset value per share)             $16.64
================================================================================
* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed less than one year from initial purchase (See Note 2).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
 STATEMENT OF OPERATIONS (UNAUDITED)
================================================================================
FOR THE SIX MONTHS ENDED AUGUST 31, 1996
INVESTMENT INCOME:
   Interest                                                         $22,300,719
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 2)                                  1,111,970
   Distribution fees (Note 2)                                           977,725
   Administration fees (Note 2)                                         717,594
   Shareholder and system servicing fees                                 81,138
   Registration fees                                                     60,231
   Shareholder communications                                            42,174
   Audit and legal                                                       32,533
   Pricing service fees                                                  19,134
   Directors' fees                                                       17,846
   Custody                                                               15,561
   Other                                                                  6,039
--------------------------------------------------------------------------------
   TOTAL EXPENSES                                                     3,081,945
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                19,218,774
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 4):
   Realized Gain From:
     Security transactions (excluding short-term securities)            700,185
     Futures contracts                                                5,118,062
--------------------------------------------------------------------------------
   NET REALIZED GAIN                                                  5,818,247
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of period                                             46,126,568
     End of period                                                   24,461,697
--------------------------------------------------------------------------------
   DECREASE IN NET UNREALIZED APPRECIATION                          (21,664,871)
--------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS AND FUTURES CONTRACTS                       (15,846,624)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                            $   3,372,150
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
 STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
FOR THE SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)
AND THE YEAR ENDED FEBRUARY 29, 1996

                                                     AUGUST 31       FEBRUARY 29
================================================================================
OPERATIONS:
   Net investment income                            $19,218,774    $ 30,479,419
   Net realized gain                                  5,818,247       7,626,812
   Increase (decrease) in net unrealized
     appreciation                                   (21,664,871)     25,439,325
--------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM OPERATIONS            3,372,150       63,545,556
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
FROM (NOTE 8):
   Net investment income                            (19,177,505)    (30,014,089)
   Net realized gains                                        --      (1,031,485)
--------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS                 (19,177,505)     (31,045,574)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares                  45,786,627      85,442,523
   Net asset value of shares issued in
     connection with the transfer of the
     Smith Barney Muni Funds: California
     Portfolio's net assets (Note 7)                          --     161,660,791
   Net asset value of shares issued for
     reinvestment of dividends                        8,702,334      17,890,834
   Cost of shares reacquired                        (45,932,853)    (81,711,126)
--------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM
     FUND SHARE TRANSACTIONS                         8,556,108      183,283,022
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                   (7,249,247)     215,783,004

NET ASSETS:
   Beginning of period                              746,176,831     530,393,827
--------------------------------------------------------------------------------
   END OF PERIOD*                                 $738,927,584     $746,176,831
--------------------------------------------------------------------------------
*Includes undistributed net investment income of:       $41,269              --
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

     1.  SIGNIFICANT ACCOUNTING POLICIES

     Smith Barney California Municipals Fund Inc. (the "Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on the trade date; (b) securities are valued at the mean between the quoted bid and ask prices as provided by an independent pricing service; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates market value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premiums and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to the Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At February 29, 1996, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ; and (k) certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains, and net assets were not affected by this change.

     2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. The Fund

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

pays SBMFM an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. The investment advisory fee is calculated daily and paid monthly.

     SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the six months ended August 31, 1996, SB received sales charges of approximately $371,000 on sales of the Fund's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the six months ended August 31, 1996, CDSCs paid to SB were:

                                                  CLASS B           CLASS C
================================================================================
CDSCs                                            $158,000           $1,000
================================================================================

     Pursuant to a Distribution Plan, the Fund pays a service fee with respect to their Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively.

     For the six months ended August 31, 1996, total Distribution Plan fees incurred were:

                                 CLASS A          CLASS B           CLASS C
================================================================================
Distribution Plan Fees          $430,357         $505,648           $41,720
================================================================================

     All officers and one Director of the Fund are employees of SB.

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

     3.  INVESTMENTS
     During the six months ended August 31, 1996, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                        $263,051,695
--------------------------------------------------------------------------------
Sales                                                             190,034,101
================================================================================
     At August 31, 1996, the aggregate gross unrealized appreciation and depreciation of investments were as follows:

================================================================================
Gross unrealized appreciation                                     $28,568,326*
Gross unrealized depreciation                                      (4,106,629)*
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $24,461,697*
================================================================================
*Substantially the same for Federal income tax purposes.

     4. FUTURES CONTRACTS
     Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

     At August 31, 1996 the Fund had no open futures contracts.

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

     5.  CAPITAL SHARES

     At August 31, 1996, the Fund had 500 million shares of $0.001 par value capital stock authorized. The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. At August 31, 1996, total paid-in capital amounted to the following for each class:

                                 CLASS A          CLASS B           CLASS C
================================================================================
Total Paid-in Capital         $536,501,701     $161,408,789       $13,714,802
================================================================================

     Transactions in shares of each class were as follows:

                                  SIX MONTHS ENDED               YEAR ENDED
                                   AUGUST 31, 1996           FEBRUARY 29, 1996
                                 ------------------        --------------------
                                 SHARES       AMOUNT       SHARES        AMOUNT
================================================================================
CLASS A
Shares sold                   1,471,194  $23,427,526    3,014,516  $ 48,218,164
Net asset value of shares
  issued in connection with
  transfer of the Smith Barney
  Muni Funds: California
  Portfolio's net assets
    (Note 7)                         --           --    9,484,273   154,421,573
Shares issued on reinvestment   428,962    6,841,921      879,885    13,984,197
Shares redeemed              (2,179,746) (34,833,861)  (3,775,198)  (60,397,322)
--------------------------------------------------------------------------------
Net Increase (Decrease)        (279,590) $(4,564,414)   9,603,476  $156,226,612
================================================================================
CLASS B
Shares sold                   1,160,520 $ 18,546,600    1,998,416  $ 31,876,656
Net asset value of shares
  issued in connection with
  transfer of the Smith Barney
  Muni Funds: California
  Portfolio's net assets
    (Note 7)                         --           --       56,465       918,920
Shares issued on reinvestment   108,468    1,730,236      240,003     3,813,151
Shares redeemed                (635,439) (10,159,711)  (1,221,047)  (19,453,093)
--------------------------------------------------------------------------------
Net Increase                    633,549 $ 10,117,125    1,073,837  $ 17,155,634
================================================================================
CLASS C
Shares sold                     238,386  $ 3,812,501      333,004   $ 5,347,703
Net asset value of shares
  issued in connection with
  transfer of the Smith Barney
  Muni Funds: California
  Portfolio's net assets (Note 7)    --           --      388,346     6,320,298
Shares issued on reinvestment     8,167      130,177        5,792        93,486
Shares redeemed                 (58,950)    (939,281)    (113,763)   (1,860,711)
--------------------------------------------------------------------------------
Net Increase                    187,603  $ 3,003,397      613,379   $ 9,900,776
================================================================================

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

     6. CONCENTRATION OF CREDIT

     The Fund primarily invests in debt obligations issued by the State of California and local governments in the State of California, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.


     7. TRANSFER OF NET ASSETS

     On December 15, 1995, the Fund acquired the net assets and certain liabilities of the Smith Barney Funds - California Portfolio (the "California Portfolio") pursuant to a plan of reorganization approved by California Portfolio shareholders on December 15, 1995. Total shares issued by the Fund and the total net assets of the California Portfolio and the Fund on the date of transfer were:

                                                 TOTAL NET
                                 SHARES          ASSETS OF         TOTAL NET
                               ISSUED BY         ACQUIRED          ASSETS OF
ACQUIRED PORTFOLIO              THE FUND         PORTFOLIO         THE FUND
================================================================================
California Portfolio            9,929,084      $161,660,791      $585,851,812
================================================================================

     The total net assets of the California Portfolio before acquisition included unrealized appreciation of $11,643,540 and a net realized gain of $1,479. The total net assets of California Portfolio immediately after the transfer were $747,512,603. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Code.


     8. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

     Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

================================================================================
 FINANCIAL HIGHLIGHTS
================================================================================


FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

CLASS A SHARES               1996(1) 1996(2)   1995    1994(2)   1993    1992
================================================================================
NET ASSET VALUE,
  BEGINNING OF  PERIOD      $16.31   $15.40   $16.15   $16.70   $15.78   $15.66
--------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income       0.43     0.85     0.89     0.86     0.97     1.04
  Net realized and unrealized
    gain (loss)              (0.34)    0.93    (0.56)    0.08     1.25     0.40
-----------------------------------------=--------------------------------------
Total Income From Operations  0.09     1.78     0.33     0.94     2.22     1.44
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income      (0.43)   (0.84)   (0.87)   (0.83)   (0.97)   (1.05)
  Overdistribution of net
    investment income           --       --    (0.02)   (0.01)      --      --
  Net realized gains            --    (0.03)   (0.19)   (0.65)   (0.29)   (0.27)
  Capital                       --       --       --       --    (0.04)     --
--------------------------------------------------------------------------------
Total Distributions          (0.43)   (0.87)   (1.08)   (1.49)   (1.30)   (1.32)
--------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD             $15.97   $16.31   $15.40   $16.15   $16.70   $15.78
--------------------------------------------------------------------------------
TOTAL RETURN                  0.56%++ 11.93%    2.46%    5.92%   14.76%    9.50%
--------------------------------------------------------------------------------
NET ASSETS,
  END OF PERIOD (000S)    $565,475 $582,324 $401,743 $425,181 $423,504 $364,809
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                    0.71%+  0.76%    0.80%     0.80%     0.70%   0.65%
  Net investment income       5.30+   5.26     5.76      5.20      6.04    6.54
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE         26%     44%      59%       76%       72%     86%
================================================================================
(1)  For the six months ended August 31, 1996 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with the results of operations.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

================================================================================
 FINANCIAL HIGHLIGHTS (CONTINUED)
================================================================================

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

CLASS B SHARES                  1996(1)    1996(2)   1995     1994(2)   1993(3)
================================================================================
NET ASSET VALUE, BEGINNING OF
  PERIOD                        $16.32    $15.40    $16.15   $16.70    $15.84
--------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income           0.38      0.75      0.81     0.77      0.29
  Net realized and unrealized
    gain (loss)                  (0.34)     0.96     (0.57)    0.09      1.15
--------------------------------------------------------------------------------
Total Income From Operations      0.04      1.71      0.24     0.86      1.44
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income          (0.39)    (0.76)    (0.78)   (0.75)    (0.28)
  Overdistribution of net
    investment income               --        --     (0.02)   (0.01)       --
  Net realized gains                --     (0.03)    (0.19)   (0.65)    (0.29)
  Capital                           --        --        --       --     (0.01)
--------------------------------------------------------------------------------
Total Distributions              (0.39)    (0.79)    (0.99)   (1.41)    (0.58)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $15.97    $16.32    $15.40   $16.15    $16.70
--------------------------------------------------------------------------------
TOTAL RETURN                      0.19%++  11.39%     1.89%    5.40%     9.27%++
--------------------------------------------------------------------------------
NET ASSETS, END OF
  PERIOD (000S)               $159,882  $153,044  $127,888 $107,740   $37,924
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                        1.23%+    1.29%     1.32%    1.33%     1.30%+
  Net investment income           4.79+     4.71      5.25     4.67      5.44+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE             26%       44%       59%      76%       72%
================================================================================
(1)  For the six months ended August 31, 1996 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with the results of operations.
(3) For the period from November 6, 1992 (inception date) to February 28, 1993. ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

================================================================================
 FINANCIAL HIGHLIGHTS (CONTINUED)
================================================================================

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

CLASS C SHARES                                1996(1)     1996(2)     1995(3)
================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD          $16.31      $15.40      $14.19
--------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income                         0.38        0.78        0.24
  Net realized and unrealized gain (loss)      (0.35)       0.92        1.39*
--------------------------------------------------------------------------------
Total Income From Operations                    0.03        1.70        1.63
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                        (0.38)      (0.76)      (0.23)
  Overdistribution of net investment income        --           --     (0.00)**
  Net realized gains                               --       (0.03)     (0.19)
--------------------------------------------------------------------------------
Total Distributions                            (0.38)      (0.79)      (0.42)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $15.96      $16.31      $15.40
--------------------------------------------------------------------------------
TOTAL RETURN                                    0.17%++    11.30%      11.72%++
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)             $13,571     $10,809        $762
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                      1.28%+      1.39%       1.37%+
  Net investment income                         4.75+       4.44        5.19+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           26%         44%         59%
================================================================================
(1)  For the six months ended August 31, 1996 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with the results of operations.
(3)  For the period from November 14, 1994 (inception date) to February 28,
     1995.
  * The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and the redemptions of Fund shares.
 **  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  +  Annualized.

Smith Barney
California
Municipals
Fund Inc.

DIRECTORS
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliott S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, CHAIRMAN
Cornelius Rose

OFFICERS
Heath B. McLendon
CHIEF EXECUTIVE OFFICER

Jessica M. Bibliowicz
PRESIDENT

Lewis E. Daidone
SENIOR VICE PRESIDENT
AND TREASURER

Joseph P. Deane
VICE PRESIDENT AND
INVESTMENT OFFICER

David Fare
INVESTMENT OFFICER

Thomas M. Reynolds
CONTROLLER

Christina T. Sydor
SECRETARY


SMITH BARNEY
------------

A Member of TravelersGroup

INVESTMENT ADVISER
AND ADMINISTRATOR
Smith Barney Mutual Funds
Management Inc.

DISTRIBUTOR
Smith Barney Inc.

CUSTODIAN
PNC Bank, N.A.

SHAREHOLDER
SERVICING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of Smith Barney California Municipals Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.
388 Greenwich Street
New York, New York 10013


FD0433 10/96